Inventories - Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current
Copper-gold concentrate	$ 145,005	$ 544,183
Run-of-mine copper-gold stockpiles	12,193	5,206
Materials and supplies	242,944	262,798
Inventories	400,142	812,187
Non-current
Run-of-mine copper-gold stockpiles	$ 176,518	$ 130,342